Virtus Tactical Allocation Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated January 28, 2026 to the Summary Prospectus and the
Statutory Prospectus (collectively, the “Prospectuses”),
each dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 28, 2026, Julie Biel, CFA and Craig Stone have been added as portfolio managers for the Series and Chris Armbruster, CFA, Noran Eid, Hyung Kim, Craig Thrasher, CFA, and Victor Zimmermann, CFA, are no longer portfolio managers of the Series.

The disclosure under “Portfolio Management” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the Series’ portfolio.

>	David L. Albrycht, CFA, Newfleet Division President and Chief Investment Officer and Senior Portfolio Manager at Newfleet, has managed the Series since 2007.
>	Julie Biel, CFA, Chief Market Strategist, Portfolio Manager and Senior Research Analyst at KAR. Ms. Biel has served as a Portfolio Manager of the Series since January 2026
>	Stephen H. Hooker, CFA, Managing Director and Portfolio Manager at Newfleet. Mr. Hooker has served as a Portfolio Manager of the Series since April 2017.
>	Craig Stone, Co-Chief Investment Officer, Portfolio Manager and Senior Research Analyst at KAR. Mr. Stone has served as a Portfolio Manager of the Series since January 2026.

In the Management of the Series section under “Portfolio Management” beginning on page 11 of the Series’ statutory prospectus, the portfolio manager biographies are hereby amended by removing the biographies for Ms. Eid and Messrs. Armbruster, Kim, Thrasher and Zimmermann and by adding the following for Ms. Biel and Mr. Stone as portfolio managers of the Series’ domestic and international equity investments since January 2026.

Julie Biel, CFA. Ms. Biel is Chief Market Strategist, Portfolio Manager, and Senior Research Analyst with primary research responsibilities for the small- and mid-capitalization information technology and health care sectors. Before joining KAR in 2013, Ms. Biel worked at Imperial Capital as an Equity Research Associate. Prior to business school, Ms. Biel was an Equity Research Associate at Merrill Lynch. Ms. Biel earned a B.A. in Economics and Psychology from New York University and an MBA from the University of California, Los Angeles. Ms. Biel is a CFA® charterholder. She began her career in the investment industry in 2004.

Craig Stone. Mr. Stone is Co-Chief Investment Officer, Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the small and mid-capitalization real estate and consumer discretionary sectors. Before joining KAR in 2000, Mr. Stone was a Portfolio Manager at Doheny Asset Management. He began his career in the investment industry in 1989.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8507/Tactical Allocation Series KAR PM Changes (1/2026)

Virtus Tactical Allocation Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated January 28, 2026 to the Statement of Additional Information (“SAI”)
dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 28, 2026, Julie Biel, CFA and Craig Stone have been added as portfolio managers for the Series and Chris Armbruster, CFA, Noran Eid, Hyung Kim, Craig Thrasher, CFA, and Victor Zimmermann, CFA, are no longer portfolio managers of the Series.

The disclosure in the table under “Portfolio Managers” on page 68 of the SAI is hereby amended by removing Ms. Eid and Messrs. Armbruster, Kim, Thrasher and Zimmermann and by adding Ms. Biel and Mr. Stone in the row for Tactical Allocation Series (equity portion only).

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 68 of the SAI is hereby amended by removing the rows for Messrs. Kim, Thrasher and Zimmermann and an associated footnote for Mr. Zimmermann, and by adding a row and associated footnote for Ms. Biel and amending the row and adding an associated footnote for Mr. Stone as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Julie Biel (***)	5	$456 million	1	$40.6 million	86	$144 million
Craig Stone (****)	11	$5.9 billion	5	$971 million	20,641	$22.5 billion

(***) As of December 31, 2025. Ms. Biel became a Portfolio Manager of the Tactical Allocation Series effective January 28, 2026.

(****) As of December 31, 2025. Mr. Stone became a Portfolio Manager of the Tactical Allocation Series effective January 28, 2026.

The row for Mr. Stone in the “Other Accounts Managed (With Performance-Based Fees)” table on page 69 of the SAI is hereby amended with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Craig Stone (**)	0	N/A	0	N/A	4	$535 million

(**) As of December 31, 2025. Mr. Stone became a Portfolio Manager of the Tactical Allocation Series effective January 28, 2026.

The disclosure in the table under “Portfolio Manager Series Ownership” beginning on page 70 of the SAI is hereby amended by removing the rows for Messrs. Kim, Thrasher and Zimmermann and an associated footnote for Mr. Zimmermann, by amending the rows for Ms. Eid and Mr. Armbruster to remove references to the Series, and by adding a row and associated footnote for Miss Biel and amending the row and adding an associated footnote for Mr. Stone as follows:

Portfolio Manager	Series	Dollar Range of Equity Securities Beneficially Owned in Series Managed	Dollar Range of Financial Exposure Through Similar Strategies
Julie Biel (***)	Tactical Allocation Series	None	None
Craig Stone (****)	KAR Small-Cap Value Series Tactical Allocation Series	None None	Over $1,000,000 None

(***) As of December 31, 2025. Ms. Biel became a Portfolio Manager of the Tactical Allocation Series effective January 28, 2026.

(****) As of December 31, 2025. Mr. Stone became a Portfolio Manager of the Tactical Allocation Series effective January 28, 2026.

Investors should retain this supplement with the SAI for future reference.

VVIT 8507B/ Tactical Allocation Series KAR PM Changes (1/2026)